Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund
TOUCHSTONE GLOBAL REAL ESTATE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Global Real Estate Fund (the “Fund”) seeks capital appreciation.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 77 and in the Fund's Statement of Additional Information (“SAI”) on page 56.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class Y	Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		2.68%	3.74%	5.15%	0.74%
Total Annual Fund Operating Expenses		3.73%	5.54%	5.95%	1.54%
Fee Waiver or Expense Reimbursement	[1]	(2.34%)	(3.40%)	(4.81%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		1.39%	2.14%	1.14%	0.99%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of 'Acquired Fund Fees and Expenses,' if any; and other extraordinary expenses not incurred in the ordinary course of business in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99% of average monthly net assets for Classes A, C, Y, and Institutional Class shares, respectively. This expense limitation is effective through January 29, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount. See the discussion entitled 'Expense Limitation Agreement' under the section entitled 'The Advisor' in the Fund's Statement of Additional Information for more information.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual expense limits).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	708	317	116	101
Expense Example, With Redemption, 3 Years	1,446	1,351	1,340	433
Expense Example, With Redemption, 5 Years	2,203	2,472	2,541	787
Expense Example, With Redemption, 10 Years	4,180	5,223	5,446	1,788

Expense Example, No Redemption (USD $)	Class C
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	1,351
Expense Example, No Redemption, 5 Years	2,472
Expense Example, No Redemption, 10 Years	5,223

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 159% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in real estate equity securities of U.S. and foreign companies without regard to market capitalization.  This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders.  For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts (“REITs”) and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate.  The Fund will invest significantly (generally 40% or more of the Fund's assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or real estate activities outside the U.S.

The Fund's sub-advisor, Forum Securities Limited (“Forum Securities”), will seek to achieve returns that are equal to or greater than the Fund's benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”) before expenses, while generating current income that is in excess of that of the Index and experiencing volatility that is below that of the Index.  Forum Securities will utilize proprietary return and risk models to select investments that have either high and sustainable dividends or a combination of characteristics believed by Forum Securities to enable the investments to generate sustainable returns in excess of the Index.  These characteristics include market positioning, property quality, management expertise, business model and structure, financial management, and valuation.  It is anticipated that these characteristics will vary in significance over time as global and regional economic cycles fluctuate.

Forum Securities will sell a security if it achieves the targeted total return, the current return no longer warrants investment given the perception of the inherent risks, or if the investment team feels that better returns can be achieved elsewhere. Factors that may impact the expected return and risk outlook are:

•                                          The fundamental characteristics of the company change;

•                                          The evolution of the business cycle changes the long term prospects for the company;

•                                          Management deviates from the stated business plan;

•                                          Management adopts policies the investment team deems either to be unfriendly to shareholders, or to destroy value for existing shareholders; and

•                                          The security's valuation is excessive relative to its peers or Forum Securities' internally derived value.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.  The Fund concentrates its investments in the real estate industry.

The Fund's Principal Risks

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•                  Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Real Estate Industry Risk:  Since the Fund's investments are concentrated in the real estate industry, they are subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.  The values of companies in the real estate industry may go through cycles of relative under-performance and outperformance in comparison to equity securities markets in general.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.  REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation.  REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of global real estate investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the FTSE ERPA/NAREIT Developed Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Global Real Estate Fund - Class A Total Return as of December 31

Best Quarter:	Third Quarter 2010 18.76%	Worst Quarter:	Third Quarter 2011 (18.15)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns For the period ended December 31, 2013
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(3.58%)	9.21%	Sep. 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.58%)	5.76%	Sep. 30, 2009
Class A After Taxes on Distributions and Sale of Fund Shares	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.92%)	6.04%	Sep. 30, 2009
Class C	Class C Return Before Taxes	0.69%	9.91%	Sep. 30, 2009
Class Y	Class Y Return Before Taxes	2.46%	11.01%	Sep. 30, 2009
Institutional	Institutional Class Return Before Taxes	2.68%	11.18%	Sep. 30, 2009
FTSE ERPA/NAREIT Developed Index	FTSE ERPA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	4.39%	11.55%	Sep. 30, 2009